Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.6%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$1,355	$1,304,446
Series F, 5.50%, 11/01/53	810	819,092
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	240	243,739
Series A, 5.00%, 12/01/47	655	651,436
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)(b)	740	754,296

		3,773,009

Arizona — 4.1%
Arizona Industrial Development Authority, RB(c)
5.00%, 07/01/54	545	464,922
Series A, 5.00%, 07/01/39	480	441,334
Series A, 5.00%, 07/01/49	545	469,477
Series A, 5.00%, 07/01/54	420	353,024
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/49	1,620	1,536,406
City of Phoenix Civic Improvement Corp., RB, Series B, AMT, 5.00%, 07/01/44	1,745	1,650,590
City of Phoenix Civic Improvement Corp., Refunding RB, AMT, Senior Lien, 5.00%, 07/01/32	1,000	1,001,606
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	305	251,066
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39(c)	500	458,109
Industrial Development Authority of the County of Pima, Refunding RB(c)
5.00%, 06/15/49	485	394,352
5.00%, 06/15/52	470	375,369
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(c)	200	182,920
5.00%, 07/01/54(c)	470	398,332
Series A, 5.00%, 09/01/37	575	577,593
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,120	1,100,563

		9,655,663

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(c)	1,275	1,000,111

California — 9.9%
California Community Housing Agency, RB, M/F Housing(c)
3.00%, 08/01/56	120	70,360
Series A, 5.00%, 04/01/49	205	167,321
Series A-2, 4.00%, 08/01/47	1,325	906,822
California Health Facilities Financing Authority, Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,140	1,158,991
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	838	686,147
Series 2021-1, Class A, 3.50%, 11/20/35	801	680,436
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 4.00%, 05/15/51	2,220	1,801,306
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	135	83,352

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(c)
5.00%, 09/01/37	$100	$87,460
4.00%, 10/01/56	155	113,452
4.00%, 12/01/56	200	127,937
Series A, 4.00%, 06/01/58	930	679,681
Senior Lien, 3.13%, 06/01/57	525	317,384
Series A, Senior Lien, 4.00%, 12/01/58	855	580,619
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	585	48,187
Los Angeles Unified School District, GO, Election of 2008, 5.25%, 07/01/42(e)	1,570	1,646,971
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertiable, Election 2008, 6.25%, 08/01/28	5,000	4,252,070
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	753,798
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,485	1,232,030
San Diego Community College District, GO, CAB(d)
Election 2006, 0.00%, 08/01/31	1,855	1,142,628
Election 2006, 0.00%, 08/01/32	2,320	1,342,057
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	255	195,621
San Diego Unified School District, GO, CAB(d)
Series C, Election 2008, 0.00%, 07/01/38	1,400	675,965
Series G, Election 2008, 0.00%, 01/01/24(f)	2,730	1,370,752
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,110	781,220
Yosemite Community College District, GO(d)
Series D, Election 2004, 0.00%, 08/01/36	2,000	1,082,614
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,498,411

		23,483,592

Colorado — 1.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	820	832,350
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,165	1,006,133
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	945	773,424
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	757,902

		3,369,809

Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	55	48,266
Connecticut State Health & Educational Facilities Authority, Refunding RB
5.00%, 12/01/45(b)(e)	1,230	1,178,999
Series A, 4.00%, 07/01/49	1,560	1,161,009
State of Connecticut, GO, Series C, 5.00%, 06/15/32	545	576,117

		2,964,391

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.7%
District of Columbia, RB, Series A, 5.00%, 07/01/47	$1,045	$1,091,260
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	696,520

		1,787,780

Florida — 11.2%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,420	1,453,569
Capital Trust Agency, Inc., RB(c)
5.00%, 01/01/55	535	421,430
Series A, 5.00%, 06/01/55	480	362,756
Series A, 5.50%, 06/01/57	170	138,530
Series SE, 3.00%, 07/01/31	100	85,835
Series SE, 4.00%, 07/01/41	165	127,812
Series SE, 4.00%, 07/01/51	190	133,364
Series SE, 4.00%, 07/01/56	160	108,259
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	525	111,634
Series A, 0.00%, 09/01/53	560	95,064
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	915	729,427
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	1,000	1,011,428
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, 5.00%, 10/01/34	160	158,770
County of Miami-Dade Seaport Department, ARB(f)
Series A, 6.00%, 10/01/23	1,780	1,823,964
Series B, AMT, 6.00%, 10/01/23	1,150	1,174,974
Series B, AMT, 6.25%, 10/01/23	360	368,687
County of Osceola Florida Transportation Revenue, Refunding RB(d)
Series A-2, 0.00%, 10/01/41	505	165,545
Series A-2, 0.00%, 10/01/42	675	208,083
Series A-2, 0.00%, 10/01/43	615	177,753
Series A-2, 0.00%, 10/01/44	625	168,794
Series A-2, 0.00%, 10/01/45	525	132,515
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/50	840	630,926
Florida Development Finance Corp., RB(c)
6.50%, 06/30/57	340	310,995
AMT, 5.00%, 05/01/29	480	449,590
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(c)	270	225,347
Greater Orlando Aviation Authority, ARB
Series A, AMT, 4.00%, 10/01/52	900	704,290
Sub-Series A, AMT, 5.00%, 10/01/37	660	662,328
Sub-Series A, AMT, 5.00%, 10/01/47	4,690	4,488,729
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	194,518
4.00%, 05/01/50	395	295,283
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	2,635	2,647,853
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	790	660,929
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,805	1,400,895
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	495	515,972

Security	Par (000)	Value

Florida (continued)
Orange County Health Facilities Authority, Refunding RB (continued)
5.00%, 08/01/47	$1,435	$1,489,808
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	120	103,443
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	140	110,745
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	1,560	1,582,051
Seminole Improvement District, RB, 5.30%, 10/01/37	150	139,469
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	378,827
Village Community Development District No.14, SAB, 5.50%, 05/01/53	545	546,933

		26,697,124

Georgia — 2.6%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	500	410,378
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	200	166,896
Gainesville & Hall County Hospital Authority, RB, Class A, 4.00%, 02/15/51	875	696,817
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	280	207,850
Georgia Ports Authority, RB, 4.00%, 07/01/52	375	312,476
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	1,110	903,499
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/43	615	569,207
Series B, 5.00%, 12/01/52(a)	1,860	1,836,341
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	470	378,242
5.00%, 01/01/56	645	595,735
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(f)	120	122,920

		6,200,361

Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,150	1,073,853

Illinois — 11.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,202,681
Series A, 5.00%, 12/01/40	1,195	1,084,837
Series A, 5.00%, 12/01/47	830	715,422
Chicago Board of Education, Refunding GO
Series A, 0.00%, 12/01/25(d)	225	196,630
Series A, 5.00%, 12/01/30	840	819,214
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	505	500,352
Chicago Midway International Airport, Refunding RB, Series B, 5.00%, 01/01/46	1,770	1,723,291
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	707,636
Series D, Senior Lien, 5.25%, 01/01/42	2,585	2,630,995
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.38%, 01/01/39	3,235	3,240,176
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/57	705	650,131

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	$1,110	$1,057,491
Series C, 4.13%, 08/15/37	665	581,108
Series C, 5.00%, 08/15/44	305	290,896
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	120	110,775
Metropolitan Pier & Exposition Authority, RB
Series A, (NPFGC), 0.00%, 12/15/36(d)	10,000	4,730,890
Series A, 5.00%, 06/15/57	670	604,794
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	515	387,866
Series B, (AGM), 0.00%, 06/15/44(d)	2,980	914,219
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,208,328
State of Illinois, GO
5.25%, 02/01/32	870	871,502
5.50%, 07/01/33	710	711,970
5.25%, 02/01/34	600	600,338
5.50%, 07/01/38	390	390,354

		26,931,896

Indiana — 0.5%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(f)	1,215	1,224,140

Iowa — 0.1%
Iowa Tobacco Settlement Authority, Refunding RB, Series B2, Subordinate, 0.00%, 06/01/65(d)	2,980	274,303

Kentucky — 0.3%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(c)	430	347,046
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	530	484,514

		831,560

Louisiana — 1.9%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	2,400	2,375,580
New Orleans Aviation Board, RB, Series B, AMT, 5.00%, 01/01/45	2,380	2,262,390

		4,637,970

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	175	130,442

Maryland — 1.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	955	957,418
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(c)	655	480,143
Maryland Economic Development Corp., RB
5.00%, 07/01/56	145	126,717
Class B, AMT, 5.25%, 06/30/55	800	765,032

		2,329,310

Massachusetts — 2.2%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46(e)	1,315	1,325,065
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	1,741,939

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/41	$815	$707,714
Massachusetts Educational Financing Authority, RB, Series C, AMT, Subordinate, 3.00%, 07/01/51	515	317,177
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	43,143
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	545	474,026
Massachusetts School Building Authority, RB, Sub-Series B, 4.00%, 02/15/43	670	596,488

		5,205,552

Michigan — 5.5%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	545	485,632
Michigan Finance Authority, RB
4.00%, 02/15/50(e)	1,885	1,476,634
Series A, 4.00%, 11/15/50	2,550	2,002,576
Michigan Finance Authority, Refunding RB
4.00%, 11/15/46	1,050	852,620
Series A, 4.00%, 12/01/40	2,630	2,291,598
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.45%, 10/01/46	625	389,576
Series A, 4.15%, 10/01/53	1,680	1,381,368
Series A, 2.70%, 10/01/56	2,240	1,310,064
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	450	346,826
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	570	581,821
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,980	1,751,407
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(f)	340	346,047

		13,216,169

Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	445	430,663

Missouri — 0.2%
Missouri Housing Development Commission, RB, S/F Housing, Class B, (FHLMC, FNMA, GNMA), 2.20%, 11/01/46	710	462,929

Nebraska — 0.7%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	1,740	1,704,495

Nevada — 1.3%
Las Vegas Valley Water District Refunding GO, Series A, 5.00%, 06/01/46(e)	3,080	3,138,788

New Jersey — 10.9%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	730	740,377
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(f)	15	15,737
Series WW, 5.25%, 06/15/33	135	136,855
Series WW, 5.00%, 06/15/34	180	180,759
Series WW, 5.00%, 06/15/36	800	799,442
Series WW, 5.25%, 06/15/40	305	305,516
AMT, 5.13%, 01/01/34	610	593,356
AMT, 5.38%, 01/01/43	790	747,325

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	$295	$274,999
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/42	800	801,039
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	631,202
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.25%, 12/01/39	2,150	1,796,510
Series B, AMT, 4.00%, 12/01/41	875	787,707
Sub-Series C, AMT, 3.63%, 12/01/49	645	484,709
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	840	811,815
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	1,400	1,461,877
Series A, 0.00%, 12/15/29(d)	225	162,220
Series AA, 5.25%, 06/15/33	1,315	1,321,031
Series AA, 5.00%, 06/15/38	1,180	1,161,167
Series AA, 5.50%, 06/15/39	4,650	4,660,690
Series AA, 4.00%, 06/15/40	925	788,803
Series AA, 3.00%, 06/15/50	235	146,669
Series AA, 5.00%, 06/15/50	710	672,407
Series BB, 4.00%, 06/15/50	1,400	1,107,653
Series D, 5.00%, 06/15/32	525	528,489
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	510	397,651
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	820	823,753
Series A, 5.00%, 06/01/36	1,220	1,214,156
Series A, 4.00%, 06/01/37	745	660,821
Sub-Series B, 5.00%, 06/01/46	2,005	1,836,867

		26,051,602

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/39	170	147,400

New York — 12.9%
City of New York, GO
Series A-1, 5.00%, 08/01/47	260	265,014
Series B, 5.25%, 10/01/41	545	576,539
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,199,399
New York City Housing Development Corp., RB, M/F Housing, Series I-1, (FHA), 2.55%, 11/01/45	1,000	650,085
New York City Municipal Water Finance Authority, RB, Series DD-1, 4.00%, 06/15/48	5,000	4,260,240
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	1,000	827,425
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-3, 5.00%, 08/01/40(e)	2,715	2,768,828
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(c)	975	853,309
Series A, 2.88%, 11/15/46	3,915	2,456,240
Series A, 3.00%, 11/15/51	115	71,427
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	395	326,317

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/39	$325	$289,159
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/41	900	814,976
4.00%, 03/15/46	1,660	1,406,798
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	450	424,729
Series A, AMT, 5.25%, 01/01/50	4,950	4,557,717
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,050	1,017,036
Port Authority of New York & New Jersey RB, 5.25%, 10/15/57	1,910	1,945,755
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,570	1,256,421
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	555	556,515
Series 207, AMT, 4.00%, 09/15/43	410	349,930
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	830	543,741
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.25%, 05/15/47	1,680	1,762,606
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	195	198,010
Series C, 4.13%, 05/15/52	1,495	1,264,377

		30,642,593

North Carolina — 0.1%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding ARB, Series B, AMT, 4.00%, 07/01/51	215	171,192

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,460	2,904,452
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	890	780,270
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	95	90,085

		3,774,807

Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	452,801

Oregon — 0.5%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/40	390	402,075
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	875	412,638
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	300	241,315
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	195	158,927

		1,214,955

Pennsylvania — 12.5%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/56	1,075	1,006,081

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	$100	$70,314
4.00%, 07/01/51	100	65,545
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/51	1,010	936,770
Series B, AMT, 5.00%, 07/01/35	670	670,868
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	935	850,587
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 5.00%, 05/01/57	1,370	1,305,765
Series A, 4.00%, 09/01/49	840	679,730
Pennsylvania Economic Development Financing Authority, RB
Series B, 4.00%, 03/15/40	3,000	2,659,731
AMT, 5.00%, 12/31/34	2,220	2,182,642
AMT, 5.00%, 12/31/38	1,155	1,098,972
AMT, 5.00%, 06/30/42	3,300	3,080,494
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	835	716,655
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	180	116,920
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	3,150	3,091,319
Pennsylvania Housing Finance Agency, Refunding RB, Series 129, 3.40%, 10/01/49	1,365	981,423
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	550	553,193
Series A-1, 5.00%, 12/01/41	730	730,915
Series B, 5.00%, 12/01/40	285	286,007
Series C, 5.50%, 12/01/23(f)	490	501,678
Series C, 5.00%, 12/01/39	2,900	2,916,020
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	1,755	1,751,400
Pennsylvania Turnpike Commission, Refunding RB
3rd Series, 4.00%, 12/01/38	1,835	1,623,065
Series A-1, 5.00%, 12/01/40	680	680,579
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	575	476,915
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42(e)	800	808,140

		29,841,728

Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,407	4,523,172
Series A-1, Restructured, 5.00%, 07/01/58	3,922	3,355,353
Series A-2, Restructured, 4.78%, 07/01/58	276	228,874
Series A-2, Restructured, 4.33%, 07/01/40	1,324	1,123,454
Series B-1, Restructured, 4.75%, 07/01/53	424	352,922
Series B-2, Restructured, 4.78%, 07/01/58	411	339,035
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,025	1,090,535

		11,013,345

Security	Par (000)	Value

Rhode Island — 1.7%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Series 75-A, 2.35%, 10/01/44	$1,075	$676,034
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	423,426
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	820	757,244
Series B, 5.00%, 06/01/50	2,340	2,276,605

		4,133,309

South Carolina — 7.5%
Charleston County Airport District, ARB, Series A, AMT, 5.50%, 07/01/23(f)	1,360	1,378,146
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	246,286
4.38%, 11/01/49	465	341,296
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	2,010	2,019,397
5.00%, 01/01/55(c)	855	669,125
7.50%, 08/15/62(c)	405	365,478
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	2,220	2,212,610
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	470	451,889
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	3,935	3,942,968
Series A, 4.00%, 12/01/55	550	433,298
Series E, 5.50%, 12/01/53	2,820	2,820,629
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	1,840	1,840,465
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 2.25%, 07/01/46	1,310	825,878
Series B, 4.35%, 07/01/47	470	414,349

		17,961,814

Tennessee — 1.3%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	750	631,370
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/49	705	671,812
Series B, AMT, Subordinate, 5.00%, 07/01/54	535	518,181
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	1,270	1,187,565

		3,008,928

Texas — 13.2%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	115	78,555
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	1,240	1,248,343
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	405	405,037
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	230	226,312
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	222,422
Series A, AMT, 4.00%, 07/01/46	830	681,559
Series A, AMT, 4.00%, 07/01/48	2,510	2,030,610

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	$865	$875,464
Harris County Toll Road Authority Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43(b)(e)	1,090	1,127,031
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(f)	3,020	1,459,216
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(d)(f)	1,850	992,264
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(c)	450	384,750
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31(f)	10,000	12,481,010
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	1,090	936,264
Series B, 5.00%, 01/01/40	530	531,502
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	425	367,125
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	525	409,191
Series A, 5.00%, 07/01/53	645	606,861
Series B, 5.00%, 07/01/36	1,815	1,847,073
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	750	765,963
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	216,627
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 4.25%, 09/01/43	225	219,033
Series A, (GNMA), 3.63%, 09/01/44	680	570,887
Series A, (GNMA), 3.75%, 09/01/49	375	308,563
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,483,548
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	1,135	1,039,121

		31,514,331

Utah — 0.8%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	1,095	1,046,738
Series A, AMT, 5.00%, 07/01/48	395	375,069
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(c)	185	166,532
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(c)	335	292,610

		1,880,949

Virginia — 0.4%
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	105	81,055
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	838,922

		919,977

Washington — 4.2%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,010	973,824
Series C, AMT, 5.00%, 04/01/40	900	888,692
Port of Seattle, Refunding RB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	720	699,683

Security	Par (000)	Value

Washington (continued)
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	$430	$367,117
Washington Health Care Facilities Authority, RB, 4.00%, 10/01/45	630	516,324
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38(b)(e)	2,565	2,662,881
Washington State Convention Center Public Facilities District, RB, 5.00%, 10/01/38	3,040	3,081,867
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	848	725,681

		9,916,069

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	870	672,343

Wisconsin — 1.8%
Public Finance Authority, RB
5.00%, 10/15/56(c)	215	171,353
Class A, 5.00%, 06/15/51(c)	555	423,730
Class A, 6.00%, 06/15/52	140	123,316
Class A, 6.13%, 06/15/57	160	141,042
Series A, 5.00%, 07/15/39(c)	100	85,985
Series A, 5.00%, 07/01/40(c)	300	261,158
Series A, 5.00%, 07/15/49(c)	355	281,709
Series A, 5.00%, 07/15/54(c)	170	131,126
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(c)	295	251,255
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.15%, 11/01/48	1,920	1,617,299
Series A, 4.45%, 05/01/57	1,030	868,403

		4,356,376

Total Municipal Bonds — 133.5% (Cost: $344,316,606)		318,198,429

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 1.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47(g)	3,391	2,979,183

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(g)	2,084	2,018,832

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	920	818,500

Florida — 4.9%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	2,750,741
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	2,340	2,229,873
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	4,584,182
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,102,063

		11,666,859

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	$1,694	$1,377,171

Illinois — 5.9%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	490	490,414
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	1,858	1,858,288
Series B, 5.00%, 01/01/40	930	943,107
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	10,786,967

		14,078,776

Louisiana — 0.6%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25	1,350	1,372,453

Maryland — 1.1%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/41	2,478	2,504,440

Michigan — 1.0%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	1,750	1,713,890
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	760	768,278

		2,482,168

Nevada — 1.2%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	2,716	2,823,308

New Jersey — 1.5%
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	2,054	1,925,899
Series G, 4.00%, 01/01/43	1,906	1,674,054

		3,599,953

New York — 5.7%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,001,705
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,899	1,722,080
New York City Municipal Water Finance Authority, Refunding RB
Series CC, 5.00%, 06/15/23	2,312	2,327,094
Series CC, 5.00%, 06/15/47	2,608	2,624,388
Series DD, 5.00%, 06/15/35	1,470	1,504,858
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42(g)	1,107	964,504
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/49	1,780	1,509,122

		13,653,751

Ohio — 1.8%
Northeast Ohio Regional Sewer District, Refunding RB
4.00%, 11/15/24(g)	1,875	1,901,202
4.00%, 11/15/43	2,581	2,334,342

		4,235,544

Security	Par (000)	Value

Pennsylvania — 0.5%
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/24	$1,094	$1,105,335

Texas — 0.5%
Houston Community College System, GO, 4.00%, 02/15/23	1,305	1,308,423

Utah — 1.8%
County of Utah, RB, Series B, 4.00%, 05/15/47	5,135	4,396,662

Virginia — 2.1%
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/57	3,280	2,723,596
Series A, Senior Lien, 5.50%, 01/01/28	1,962	2,166,128

		4,889,724

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.6% (Cost: $79,425,158)		75,311,082

Total Long-Term Investments — 165.1% (Cost: $423,741,764)		393,509,511

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(h)(i)	1,787,227	1,787,048

Total Short-Term Securities — 0.8% (Cost: $1,787,048)		1,787,048

Total Investments — 165.9% (Cost: $425,528,812)		395,296,559

Other Assets Less Liabilities — 3.0%		7,062,628

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(47,579,237)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.9)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$238,279,950

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2023 to July 15, 2042, is $5,825,138.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$661,236	$1,128,834	(a)	$—	$(3,022)	$—	$1,787,048	1,787,227	$23,866	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	90	12/20/22	$9,962	$264,340
U.S. Long Bond	138	12/20/22	16,681	734,762
5-Year U.S. Treasury Note	77	12/30/22	8,211	199,221

				$1,198,323

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$318,198,429	$—	$318,198,429
Municipal Bonds Transferred to Tender Option Bond Trusts	—	75,311,082	—	75,311,082
Short-Term Securities
Money Market Funds	1,787,048	—	—	1,787,048

	$1,787,048	$393,509,511	$—	$395,296,559

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,198,323	$—	$—	$1,198,323

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(47,368,270)	$—	$(47,368,270)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(163,868,270)	$—	$(163,868,270)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

9